Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Total return swap facility	$ 37.4		$ 8.4
Maximum aggregate facility commitment amounts	2,125.0
Aggregate actual adjusted qualifying borrowing base outstanding	1,639.8		2,018.4
Liability recorded based on Company's valuation of derivative	10.0		6.0
CIT Financial Ltd. [Member]
Derivative [Line Items]
Total return swap facility	1,500.0
GSI And CIT TRS Funding B.V. [Member]
Derivative [Line Items]
Total return swap facility	625.0
TRS [Member]
Derivative [Line Items]
Notional amounts	485.2		106.6
Qualifying Hedges [Member]
Derivative [Line Items]
Total return swap facility	12.9	[1]	1.9	[1]
Notional amounts	1,487.7	[1]	1,395.5	[1]
Non-Qualifying Hedges [Member]
Derivative [Line Items]
Total return swap facility	37.4	[1]	8.4	[1]
Notional amounts	5,366.7	[1]	4,077.9	[1]
Non-Qualifying Hedges [Member] | TRS [Member]
Derivative [Line Items]
Notional amounts	$ 485.2	[1]	$ 106.6	[1]

[1]	Presented on a gross basis.